HC Advisors Shares | The U.S. Government Fixed Income Securities Portfolio
The U.S. Government Fixed Income Securities Portfolio
Investment Objective
The investment objective of The U.S. Government Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing in a diversified portfolio of primarily U.S. Treasury and government related fixed income securities.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)
Shareholder Fees	HC Advisors Shares The U.S. Government Fixed Income Securities Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	HC Advisors Shares The U.S. Government Fixed Income Securities Portfolio
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.44%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	HC Advisors Shares The U.S. Government Fixed Income Securities Portfolio
1 Year	45
3 Years	141
5 Years	246
10 Years	555

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 89.01% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its net assets) in a portfolio of U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Barclays Capital U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Barclays Capital U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Barclays Capital U.S. Government Index, or to approximate the exposure to cash in the Barclays Capital U.S. Government Index from coupon payments, principal payments or called securities. The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Barclays Capital U.S. Government Index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.
Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
  Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. This risk should be low for the Portfolio as it invests mainly in securities that are not callable.
  Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.
  Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.
  Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.
There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.
Performance Bar Chart and Table Performance.
The chart and table below show how The U.S. Government Fixed Income Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Strategic Shares yearly performance for each full calendar year since the Portfolio’s HC Strategic Shares inception on December 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. A full calendar year of performance is not yet available for the HC Advisors Shares class. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been, performance would have been lower.
Year-by-Year Total Returns as of 12/31
[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio's HC Strategic Shares before-tax return for the period from January 1, 2012 through September 30, 2012 (non-annualized) was 1.92%.

Best quarter:	3rd Qtr. 2011	5.82%
Worst quarter:	1st Qtr. 2011	(0.12)%

Average Annual Total Returns (for the periods ended 12/31/11)
Average Annual Total Returns HC Advisors Shares	One Year	Since Inception	Inception Date
The U.S. Government Fixed Income Securities Portfolio	8.71%	6.99%	Dec. 06, 2010
The U.S. Government Fixed Income Securities Portfolio After Taxes on Distributions	7.49%	5.85%	Dec. 06, 2010
The U.S. Government Fixed Income Securities Portfolio After Taxes on Distributions and Sale of Portfolio Shares	5.64%	5.28%	Dec. 06, 2010
The U.S. Government Fixed Income Securities Portfolio Barclays Capital U.S. Government Index (reflects no deduction for fees, expenses or taxes)	9.02%	7.21%	Dec. 06, 2010

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.